Intangible Assets and Impairment Testing (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets and Impairment Testing
Schedule of intangible assets and impairment testing

	December 31,
	2020	2019
Licenses and similar rights
Cost at opening balance	16,066	—
Business combinations	411,414	—
Acquisition for the year	—	16,066
Exchange differences on translation	(13,365)	—
Cost at closing balance	414,115	16,066

Goodwill
Cost at opening balance	—	—
Business combinations	48,839	—
Exchange differences on translation	(1,587)	—
Cost at closing balance	47,252	—

Net book value	461,367	16,066

Schedule of impairment testing of intangible assets discount rate

	Year Ended December 31,
	2020	2019
Parameter, %
Discount rate	10.50	—

	Year Ended December 31,
	2020	2019
Parameter, %
Discount rate NOX platform	18.8	—
Discount rate Vaccine platform	17.0	—
Discount rate Budenofalk 3 mg oral capsule	12.4	11.6